Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
15. RELATED PARTY TRANSACTIONS
Corporate Overhead and Share-Based Compensation
Until November 25, 2019 of the
ten-month
period ended December 31, 2019, MediaCo was 100% owned by Emmis. Our financial statements for these periods are derived from the books and records of Emmis and were carved-out
from Emmis at a carrying value reflective of historical cost in Emmis’ records. Our historical combined financial results include an allocation of expense related to certain Emmis corporate functions, including executive oversight, legal, finance, human resources, and information technology. These expenses have been allocated to us based on direct usage or benefit where specifically identifiable, with the remainder allocated primarily on a pro rata basis of revenue, headcount and other measures. We consider this expense allocation methodology and results thereof to be reasonable for all periods presented.
Transaction Agreement with Emmis and SG Broadcasting
On June 28, 2019, MediaCo entered into a Contribution and Distribution Agreement with Emmis and SG Broadcasting, pursuant to which (i) Emmis contributed the assets of its radio stations
WQHT-FM
and
WBLS-FM,
in exchange for $91.5 million in cash, a $5.0 million note and 23.72% of the common stock of MediaCo, (ii) Standard General purchased 76.28% of the common stock of MediaCo, and (iii) the common stock of MediaCo received by Emmis was distributed pro rata in a taxable dividend to Emmis’ shareholders on January 17, 2020. The common stock of MediaCo acquired by Standard General is entitled to ten votes per share and the common stock acquired by Emmis and distributed to Emmis’ shareholders is entitled to one vote per share. The sale closed on November 25, 2019, at which time MediaCo and Emmis also entered into a management agreement (the “Management Agreement”), an employee leasing agreement (the “Employee Leasing Agreement”) and certain other ancillary agreements. The Management Agreement with Emmis Operating Company is for an initial term of two years
(cancellable by MediaCo after
18 months
) under which Emmis provides various services to us, including accounting, human resources, information technology, legal, public reporting and tax. We pay Emmis an annual fee of $1.3 million in equal monthly installments for these services, plus reimbursement of certain expenses directly related to our operations. For the year ended December 31, 2020, MediaCo recorded $1.3 million of management fee expense which is included in corporate expenses in the accompanying consolidated and combined statements of operations. $0.1 million of this amount was unpaid as of December 31, 2020 and is included in accounts payable and accrued expenses in the accompanying consolidated balance sheets. Under the Employee Leasing Agreement, the employees of the Stations will remain employees of Emmis and we will reimburse Emmis for the cost of these employees, including health and benefit costs. The initial term of the Employee Leasing Agreement lasted through December 31, 2020. Effective January 1, 2021, the Employee Leasing Agreement was terminated, and the Company hired all of the leased employees and assumed the employment and collective bargaining agreements related to leased employees. The Employee Leasing Agreement was terminated at the expiration of the initial term, so no early termination penalties were incurred. Expense related to the Employee Leasing Agreement was $9.6 million for the year ended December 31, 2020. This expense is recognized in operating expenses excluding depreciation and amortization in the consolidated and combined statements of operations. No amount remains unpaid as of December 31, 2020.
As part of the acquisition of SG Broadcasting’s controlling interest in the Company from Emmis on November 25, 2019, MediaCo owed to Emmis the working capital of the stations, but the Company was permitted to collect and retain, for a period of nine months, the first $5.0 million of net working capital attributable to the stations as of the closing date. This right to $5.0 million of retained net working capital was satisfied in January 2020 and used in the operations of the business. This amount was paid to Emmis during the three months ended September 30, 2020.
Convertible Promissory Notes
As a result of the transaction described above, on November 25, 2019, we issued convertible promissory notes to both Emmis and SG Broadcasting in the amounts of $5.0 million and $6.3 million, respectively.
On February 28, 2020, the Company and SG Broadcasting amended and restated the SG Broadcasting Promissory Note such that the maximum aggregate principal amount issuable under the note was increased from $6.3 million to $10.3 million. Also on February 28, 2020, SG Broadcasting loaned an additional $2.0 million to the Company pursuant to the amended note for working capital purposes.
On March 27, 2020, the Company and SG Broadcasting further amended and restated the SG Broadcasting Promissory Note such that the maximum aggregate principal amount issuable under the note was increased from $10.3 million to $20.0 million. On March 27, 2020, SG Broadcasting loaned an additional $3.0 million to the Company pursuant to the Second Amended and Restated SG Promissory Note for working capital purposes.
On August 28, 2020, SG Broadcasting loaned an additional $8.7 million to the Company pursuant to the Second Amended and Restated SG Promissory Note for working capital purposes.
On September 30, 2020, SG Broadcasting loaned an additional $0.3 million to the Company pursuant to the Additional SG Broadcasting Promissory Note for working capital purposes.
On November 25, 2020, annual interest of $0.5 million and $1.1 million was paid in kind and added to the principal balances of the Emmis Convertible Promissory Note and the SG Broadcasting Promissory Note, respectively. Consequently, the principal amount outstanding under the Emmis Convertible Promissory Note and SG Broadcasting Promissory Note as of December 31, 2020 was $5.5 million and $21.2 million, respectively.
The Company recognized interest expense of $0.5 million and $1.3 million related to the Emmis Convertible Promissory Note and the SG Broadcasting Promissory Notes, respectively. The terms of these notes are described in Note 6.

See Note 12, Subsequent Event, for discussion of an additional contribution from Standard General in the form of subordinated debt subsequent to December 31, 2021, on May 19, 2021.

Convertible Preferred Stock
On December 13, 2019, in connection with the Fairway Acquisition, the Company issued to SG Broadcasting 220,000 shares of MediaCo Series A Convertible Preferred Stock. Dividends on Series A Convertible Preferred Stock held by SG Broadcasting were $2.1 million for the year ended December 31, 2020. On December 13, 2020 $2.1 million of dividends were paid in kind. The payment in kind increased the accrued value of the preferred stock and no additional shares were issued as part of this payment. As of December 31, 2020, unpaid cumulative dividends were $0.1 million, and included in the balance of preferred stock in the accompanying consolidated balance sheets. See Note 3 for a description of the Preferred Stock.
Loan Proceeds Participation Agreement
On April 22, 2020, MediaCo and Emmis entered into a certain Loan Proceeds Participation Agreement (the “LPPA”) pursuant to which (i) Emmis agreed to use certain of the proceeds of the loan Emmis received pursuant to the Paycheck Protection Program (“PPP”) under Division A, Title I of the CARES Act to pay certain wages of employees leased to MediaCo pursuant to the Employee Leasing Agreement, between Emmis and MediaCo (ii) Emmis agreed to waive up to $1.5 million in reimbursement obligations of MediaCo to Emmis under the Employee Leasing Agreement to the extent that the PPP Loan is forgiven, and (iii) MediaCo agreed to promptly pay Emmis an amount equal to 31.56% of the amount of the PPP Loan, if any, that Emmis is required to repay, up to the amount of the reimbursement obligations forgiven under (ii) above. Standard General L.P., on behalf of all of the funds for which it serves as an investment advisor, agreed to guaranty MediaCo’s obligations under the LPPA. As of the date of these financial statements, Emmis believes that the loan will be forgiven as Emmis believes it has spent the proceeds on qualifying expenditures. Accordingly, $1.5 million of leased employee expense was waived by Emmis during the year ended December 31, 2020.
Management Agreement for Billboards LLC
On August 11, 2020, the board of directors of the Company unanimously authorized the entry into a certain Management Agreement (the “Billboard Agreement”) between Fairway Outdoor LLC (a subsidiary of the Company, “Fairway”) and Billboards LLC (an affiliate of Standard General, “Billboards”). Under the Billboard Agreement, Fairway will manage the billboard business of Billboards in exchange for payments of $25 thousand per quarter and reimbursement of all out-of-pocket
expenses incurred by Fairway in the performance of its duties under the Billboard Agreement. The Billboard Agreement has an effective date of August 1, 2020, has a term of three years, and has customary provisions on limitation of liability and indemnification. $42 thousand of income was recognized in the year ended December 31, 2020 in relation to the Billboard Agreement, all of which was outstanding as of December 31, 2020. Additionally, Fairway incurred $0.2 million of out-of-pocket
expenses for the period, none of which has been reimbursed as of December 31, 2020.